Accounts Receivable and Others - Summary of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade receivables	$ 229	$ 943
Tax credits and government grants receivable		1,808
Sales taxes receivable	280	431
Restricted cash		178
Other receivables	559	721
Trade and other receivables	$ 1,068	$ 4,081